Cash in Escrow and Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cash in Escrow and Restricted Cash [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

Note 4	— Cash in Escrow and Restricted Cash
Cash in escrow and restricted cash as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Collected on behalf of HOAs and other	$16,956	$15,416
Securitization and Funding Facilities collection and reserve cash	20,735	11,617
Escrow	8,572	6,040
Rental Trust	9,176	8,134
Bonds and deposits	942	1,104
Total cash in escrow and restricted cash	$56,381	$42,311

Restricted Cash and Cash Equivalents
Cash in Escrow and Restricted Cash
Cash in escrow and restricted cash consisted of the following as of December 31 (in thousands):

	2012	2011
Securitization and Funding Facilities collection and reserve cash	$15,416	$15,002
Collected on behalf of HOAs and other	11,617	8,837
Escrow	8,134	3,855
Rental trust	6,040	4,779
Bonds and deposits	1,104	1,515
Total cash in escrow and restricted cash	$42,311	$33,988

In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company acquired $0.1 million, $2.9 million, zero and $1.9 million in cash in escrow and restricted cash. See Note 21— Business Combinations for further details on these acquisitions.